Long-Term Investment and Fair Value Measurement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment and Fair Value Measurement [Line Items]
Long-term investment	$ 15,098,846	$ 15,098,846
Equity method investment at fair value option
Shares issued, value	2,699,200
Re-measurement Gain	12,539,960
Downward adjustments and impairment	$ 1,520,821	1,520,821
Voting rights, description	Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Ownership interest	97.27%
Temporary impairment	$ 77,200	77,200
Fair value measured on assets and liabilities recurring basis
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%
Alzheon, Inc. [Member]
Investment and Fair Value Measurement [Line Items]
Long-term investment
Libra [Member]
Investment and Fair Value Measurement [Line Items]
Ownership interest	97.27%
Due from related party			$ 961
Libra [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%
Convertible Notes Payable [Member]
Investment and Fair Value Measurement [Line Items]
Non-marketable investments	$ 2,600,000	$ 15,100,000
Preferred Stock [Member] | Alzheon, Inc. [Member]
Investment and Fair Value Measurement [Line Items]
Shares issued (in Shares)	622,600
Shares issued, value	$ 2,600,000